Leases - Undiscounted Future Lease Payments Under Lease Liability (Under ASC 840) (Detail) $ in Thousands	Dec. 29, 2018 USD ($)
Operating Leased Assets [Line Items]
2019	$ 89,123
2020	97,739
2021	99,387
2022	98,891
2023	98,365
Thereafter	850,746
Total future lease payments	1,334,251
Third Parties
Operating Leased Assets [Line Items]
2019	82,971
2020	91,538
2021	93,090
2022	92,359
2023	91,955
Thereafter	801,832
Total future lease payments	1,253,745
Related Parties
Operating Leased Assets [Line Items]
2019	6,152
2020	6,201
2021	6,297
2022	6,532
2023	6,410
Thereafter	48,914
Total future lease payments	$ 80,506